Equity-Based Compensation Plan	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity-Based Compensation Plan
Equity-Based Compensation Plan

Equity-based compensation expense recorded by the Partnership was $3.4 million, $1.0 million and $0.5 million for the years ended December 31, 2014, 2013 and 2012, respectively.

At the closing of the IPO in July 2012, the Partnership’s general partner granted awards representing 146,490 common units (EQM Total Return Program). These awards have a market condition related to the total unitholder return realized on the Partnership’s common units from the IPO through December 31, 2015. If earned, the units are expected to be distributed in Partnership common units.  The Partnership accounted for these awards as equity awards using the $20.02 grant date fair value as determined using a Monte Carlo simulation as the valuation model. The price was generated using annual historical volatility of peer-group companies for the expected term of the awards, which is based upon the performance period.  The range of expected volatilities calculated by the valuation model was 27% to 72% and the weighted-average expected volatility was 38%.  Additional assumptions included the risk-free rate for periods within the contractual life of the awards based on the U.S. Treasury yield curve in effect at the time of grant and an expected distribution growth rate of 10%. As of December 31, 2013, 142,500 of these performance awards were outstanding. Adjusting for 2,520 forfeitures, 139,980 performance awards were outstanding as of December 31, 2014.  As of December 31, 2014, $0.8 million of unrecognized compensation cost related to the EQM Total Return Program was expected to be recognized by December 31, 2015.

In the first quarter of 2014, performance units were granted to EQT employees who provide services to the Partnership under the 2014 EQM Value Driver Award (2014 EQM VDA).  The 2014 EQM VDA was established to align the interests of key EQT employees with the interests of unitholders and customers and the strategic objectives of the Partnership. Under the 2014 EQM VDA, 50% of the units confirmed vested upon payment following the first anniversary of the grant date; the remaining 50% of the units confirmed will vest upon the payment date following the second anniversary of the grant date.  The performance metrics were the Partnership’s 2014 adjusted earnings before interest, taxes, depreciation and amortization performance as compared to its annual business plan and individual, business unit and value driver performance over the period January 1, 2014 through December 31, 2014. As of December 31, 2014, 62,845 awards including accrued distributions were outstanding under the 2014 EQM VDA. The first tranche of the confirmed awards vested and was paid in Partnership common units in February 2015. The remainder of the confirmed awards is expected to vest and be paid in Partnership common units in the first quarter of 2016. The Partnership accounts for these awards as equity awards using the $58.79 grant date fair value per unit which was equal to the Partnership's common unit price on the date prior to the date of grant. Due to the graded vesting of the award, the Partnership recognizes compensation cost over the requisite service period for each separately vesting tranche of the award as though the award was, in substance, multiple awards. The Partnership capitalizes certain labor overhead costs which include a portion of non-cash equity-based compensation. The total compensation cost capitalized in 2014 was $0.3 million. No amounts were capitalized for the years ended December 31, 2013 and 2012. As of December 31, 2014, $0.9 million of unrecognized compensation cost related to the 2014 EQM VDA was expected to be recognized by December 31, 2015.

The Partnership’s general partner has granted equity-based phantom units that vested upon grant to the independent directors of its general partner. The value of the phantom units will be paid in common units on a director’s termination of service on the general partner’s Board of Directors. The Partnership accounted for these awards as equity awards and recorded compensation expense for the fair value of the awards at the grant date fair value. A total of 11,759 independent director unit-based awards including accrued distributions were outstanding as of December 31, 2014. A total of 2,580, 3,790 and 4,780 unit-based awards were granted to the independent directors during the years ended December 31, 2014, 2013 and 2012, respectively. The weighted average fair value of these grants, based on the Partnership’s common unit price on the grant date, was $58.79, $37.92 and $24.30 for the years ended December 31, 2014, 2013 and 2012, respectively.

Common units to be delivered pursuant to vesting of the equity based awards may be common units acquired by the Partnership’s general partner in the open market, from any other person, directly from the Partnership or any combination of the foregoing.